FINANCIAL INCOME, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Interest income	$ 2,373	$ 1,720	$ 1,161
Foreign currency translation adjustments, net	39		13
Realized gain related to sale of marketable securities	35	73	12
Total income	2,447	1,793	1,186
Expenses:
Interest and bank charges	(15)	(26)	(56)
Foreign currency translation adjustments, net		(54)
Total expenses	(15)	(80)	(56)
Financial income, net	$ 2,432	$ 1,713	$ 1,130